Debt Structure (Detail) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012
Debt Instrument [Line Items]
Unsecured notes payable	$ 577,000,000	$ 483,000,000
Total Outstanding Debt	1,671,102,000		1,653,646,000
Effective Rate	3.60%
Contract Maturity	Apr. 19, 2018
Tax Free Credit Facility [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	20,000,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Effective Rate	3.40%
Contract Maturity	Apr. 06, 2019
Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	1,094,102,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	577,000,000
Fixed Rate Debt | Unsecured Debt [Member]
Debt Instrument [Line Items]
Effective Rate	2.40%
Contract Maturity	Mar. 01, 2017
Fixed Rate Debt | Term Fixed Loan With Swaps [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	150,000,000
Fixed Rate Debt | Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	755,116,000
Variable Rate Debt | Unsecured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	117,000,000
Effective Rate	1.50%
Contract Maturity	Nov. 01, 2015
Variable Rate Debt | Secured Debt [Member]
Debt Instrument [Line Items]
Total Outstanding Debt	$ 338,986,000